Pension, Retiree Medical and Savings Plans (Tables)	12 Months Ended
Dec. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Pension and Retiree Medical Plan Contributions [Table Text Block]
Contributions to our pension and retiree medical plans were as follows:

	Pension			Retiree Medical
	2014	2013	2012	2014	2013	2012
Discretionary (a)	$407	$23	$1,375	$—	$—	$140
Non-discretionary	184	177	239	64	62	111
Total	$591	$200	$1,614	$64	$62	$251

(a)	Includes $388 million and $405 million in 2014 and 2012, respectively, pertaining to pension lump sum payments.

Schedule Of Plan Assets Measured At Fair Value Table Text Block
Plan assets measured at fair value as of fiscal year-end 2014 and 2013 are categorized consistently by level in both years, and are as follows:

	2014				2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. plan assets(a)
Equity securities:
U.S. common stock(b)	$966	$966	$—	$—	$732
U.S. commingled funds(c) (d)	3,437	—	3,437	—	3,334
International common stock(b)	1,488	1,488	—	—	1,669
International commingled fund(e)	876	—	876	—	902
Preferred stock(f)	22	—	22	—	18
Fixed income securities:
Government securities(f)	1,279	—	1,279	—	1,264
Corporate bonds(f) (g)	3,338	—	3,338	—	2,958
Mortgage-backed securities(f)	274	—	274	—	220
Other:
Contracts with insurance companies(h)	6	—	—	6	6
Real estate commingled funds(i)	629	—	—	629	552
Cash and cash equivalents	267	267	—	—	154
Sub-total U.S. plan assets	12,582	$2,721	$9,226	$635	11,809
Dividends and interest receivable	57				59
Total U.S. plan assets	$12,639				$11,868
International plan assets
Equity securities:
U.S. common stock(b)	$5	$5	$—	$—	$4
U.S. commingled funds(c)	373	—	373	—	334
International common stock(b)	171	171	—	—	176
International commingled funds(e)	918	—	918	—	914
Preferred stock(f)	1	—	1	—	1
Fixed income securities:
Government securities(f)	454	—	454	—	207
Corporate bonds(f)	320	—	320	—	261
Fixed income commingled funds(j)	517	—	517	—	650
Other:
Contracts with insurance companies(h)	36	—	—	36	34
Currency commingled fund(k)	87	—	87	—	91
Real estate commingled fund(i)	92	—	—	92	83
Cash and cash equivalents	21	21	—	—	15
Sub-total international plan assets	2,995	$197	$2,670	$128	2,770
Dividends and interest receivable	7				7
Total international plan assets	$3,002				$2,777

(a)
2014 and 2013 amounts include $415 million and $406 million, respectively, of retiree medical plan assets that are restricted for purposes of providing health benefits for U.S. retirees and their beneficiaries.

(b)	Based on quoted market prices in active markets.

(c)	Based on the fair value of the investments owned by these funds that track various U.S. large, mid-cap and small company indices.

(d)	Includes one large-cap fund that represents 25% of total U.S. plan assets for both 2014 and 2013.

(e)	Based on the fair value of the investments owned by these funds that track various non-U.S. equity indices.

(f)	Based on quoted bid prices for comparable securities in the marketplace and broker/dealer quotes in active markets.

(g)	Corporate bonds of U.S.-based companies represent 23% and 21%, respectively, of total U.S. plan assets for 2014 and 2013.

(h)	Based on the fair value of the contracts as determined by the insurance companies using inputs that are not observable.

(i)	Based on the appraised value of the investments owned by these funds as determined by independent third parties using inputs that are not observable.

(j)	Based on the fair value of the investments owned by these funds that track various government and corporate bond indices.

(k)	Based on the fair value of the investments owned by this fund that invests primarily in derivatives to hedge currency exposure.

Selected Financial Information For Pension And Retiree Medical Plans
Pension, Retiree Medical and Savings Plans
In the fourth quarter of 2014 and 2012, the Company offered certain former employees who had vested benefits in our U.S. defined benefit pension plans the option of receiving a one-time lump sum payment equal to the present value of the participant’s pension benefit (payable in cash or rolled over into a qualified retirement plan or IRA). In December 2014 and 2012, we made a discretionary contribution of $388 million and $405 million, respectively, to fund substantially all of these payments. The Company recorded a pre-tax non-cash settlement charge of $141 million ($88 million after-tax or $0.06 per share) in 2014 and $195 million ($131 million after-tax or $0.08 per share) in 2012 as a result of these transactions. See additional unaudited information in “Items Affecting Comparability” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.
The provisions of both the PPACA and the Health Care and Education Reconciliation Act are reflected in our retiree medical expenses and liabilities and were not material to our financial statements.
During 2014, we revised our mortality assumptions to incorporate the new set of mortality tables issued by the Society of Actuaries, adjusted to reflect our experience and future expectations. This resulted in an increase in the projected benefit obligation of our U.S. pension and retiree medical programs. We also reviewed and revised other demographic assumptions to reflect recent experience. The net effect of these changes and certain plan design changes resulted in an increase of approximately $150 million in the projected benefit obligation at December 27, 2014.
Gains and losses resulting from actual experience differing from our assumptions, including the difference between the actual return on plan assets and the expected return on plan assets, and from changes in our assumptions are determined at each measurement date. If this net accumulated gain or loss exceeds 10% of the greater of the market-related value of plan assets or plan liabilities, a portion of the net gain or loss is included in expense for the following year based upon the average remaining service period of active plan participants, which is approximately 11 years for pension expense and approximately 8 years for retiree medical expense. The cost or benefit of plan changes that increase or decrease benefits for prior employee service (prior service cost/(credit)) is included in earnings on a straight-line basis over the average remaining service period of active plan participants.
Selected financial information for our pension and retiree medical plans is as follows:

	Pension				Retiree Medical
	U.S.		International
	2014	2013	2014	2013	2014	2013
Change in projected benefit liability
Liability at beginning of year	$11,825	$12,886	$2,859	$2,788	$1,384	$1,511
Service cost	393	467	98	111	36	45
Interest cost	580	527	131	118	58	54
Plan amendments	(122)	22	—	(1)	(125)	—
Participant contributions	—	—	3	3	—	—
Experience loss/(gain)	1,635	(1,522)	512	(65)	190	(128)
Benefit payments	(349)	(533)	(86)	(91)	(101)	(97)
Settlement/curtailment	(577)	(44)	(25)	(3)	—	—
Special termination benefits	24	22	—	—	3	2
Foreign currency adjustment	—	—	(245)	(2)	(6)	(3)
Other	—	—	—	1	—	—
Liability at end of year	$13,409	$11,825	$3,247	$2,859	$1,439	$1,384

Change in fair value of plan assets
Fair value at beginning of year	$11,462	$10,817	$2,777	$2,463	$406	$365
Actual return on plan assets	1,254	1,159	401	265	46	76
Employer contributions/funding	434	63	157	137	64	62
Participant contributions	—	—	3	3	—	—
Benefit payments	(349)	(533)	(86)	(91)	(101)	(97)
Settlement	(577)	(44)	(24)	(8)	—	—
Foreign currency adjustment	—	—	(226)	8	—	—
Fair value at end of year	$12,224	$11,462	$3,002	$2,777	$415	$406
Funded status	$(1,185)	$(363)	$(245)	$(82)	$(1,024)	$(978)

	Pension				Retiree Medical
	U.S.		International
	2014	2013	2014	2013	2014	2013
Amounts recognized
Other assets	$97	$603	$37	$74	$—	$—
Other current liabilities	(42)	(41)	(1)	(1)	(57)	(72)
Other liabilities	(1,240)	(925)	(281)	(155)	(967)	(906)
Net amount recognized	$(1,185)	$(363)	$(245)	$(82)	$(1,024)	$(978)

Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	$2,918	$2,069	$1,003	$849	$(49)	$(222)
Prior service (credit)/cost	(18)	125	(7)	(6)	(166)	(69)
Total	$2,900	$2,194	$996	$843	$(215)	$(291)

Components of the increase/(decrease) in net loss/(gain) included in accumulated other comprehensive loss
Change in discount rate	$1,424	$(1,532)	$636	$(166)	$98	$(117)
Employee-related assumption changes	345	24	(112)	91	58	2
Liability-related experience different from assumptions	(104)	(14)	(12)	10	34	(13)
Actual asset return different from expected return	(470)	(336)	(225)	(108)	(19)	(49)
Amortization and settlement of losses	(316)	(285)	(61)	(68)	4	(1)
Other, including foreign currency adjustments	(30)	—	(72)	(6)	(2)	—
Total	$849	$(2,143)	$154	$(247)	$173	$(178)

Liability at end of year for service to date	$12,206	$10,803	$2,721	$2,369

Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Loss Into Benefit Expense In 2012 For Pension And Retiree Medical Plans
The estimated amounts to be amortized from accumulated other comprehensive loss into expense in 2015 for our pension and retiree medical plans are as follows:

	Pension		Retiree Medical
	U.S.	International
Net loss	$205	$74	$—
Prior service credit	(3)	—	(38)
Total	$202	$74	$(38)

Weighted-Average Assumptions Used To Determine Projected Benefit Liability And Benefit Expense For Pension And Retiree Medical Plans
The following table provides the weighted-average assumptions used to determine projected benefit liability and benefit expense for our pension and retiree medical plans:

	Pension						Retiree Medical
	U.S.			International
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted-average assumptions
Liability discount rate	4.2%	5.0%	4.2%	3.8%	4.7%	4.4%	3.8%	4.6%	3.7%
Expense discount rate	5.0%	4.2%	4.6%	4.7%	4.4%	4.8%	4.3%	3.7%	4.4%
Expected return on plan assets	7.5%	7.8%	7.8%	6.6%	6.6%	6.7%	7.5%	7.8%	7.8%
Liability rate of salary increases	3.5%	3.7%	3.7%	3.6%	3.9%	3.9%
Expense rate of salary increases	3.7%	3.7%	3.7%	3.9%	3.9%	4.1%

Selected Information About Plans With Liability For Service To Date And Total Benefit Liability In Excess Of Plan Assets
The following table provides selected information about plans with liability for service to date and total projected benefit liability in excess of plan assets:

	Pension				Retiree Medical
	U.S.		International
	2014	2013	2014	2013	2014	2013
Selected information for plans with liability for service to date in excess of plan assets
Liability for service to date	$(661)	$(577)	$(333)	$(310)
Fair value of plan assets	$2	$2	$288	$259
Selected information for plans with projected benefit liability in excess of plan assets
Benefit liability	$(7,385)	$(6,555)	$(2,865)	$(2,291)	$(1,439)	$(1,384)
Fair value of plan assets	$6,103	$5,589	$2,583	$2,135	$415	$406

Of the total projected pension benefit liability at year-end 2014, $808 million relates to plans that we do not fund because the funding of such plans does not receive favorable tax treatment.

Future Benefit Payments
Our estimated future benefit payments are as follows:

	2015	2016	2017	2018	2019	2020-24
Pension	$700	$730	$775	$830	$880	$5,160
Retiree medical(a)	$120	$125	$125	$125	$125	$560

(a)
Expected future benefit payments for our retiree medical plans do not reflect any estimated subsidies expected to be received under the 2003 Medicare Act. Subsidies are expected to be approximately $3 million for each of the years from 2015 through 2019 and approximately $13 million in total for 2020 through 2024.

These future benefit payments to beneficiaries include payments from both funded and unfunded plans.
In 2015, we expect to make pension and retiree medical contributions of approximately $225 million, with approximately $55 million for retiree medical benefits.

Target Investment Allocation
Plan Assets
Our pension plan investment strategy includes the use of actively managed securities and is reviewed periodically in conjunction with plan liabilities, an evaluation of market conditions, tolerance for risk and cash requirements for benefit payments. This strategy is also applicable to funds held for the retiree medical plans. Our investment objective is to ensure that funds are available to meet the plans’ benefit obligations when they become due. Our overall investment strategy is to prudently invest plan assets in a well-diversified portfolio of equity and high-quality debt securities and real estate to achieve our long-term return expectations. Our investment policy also permits the use of derivative instruments which are primarily used to reduce risk.
Our expected long-term rate of return on U.S. plan assets is 7.5% for 2015 and 2014. Our target investment allocations for U.S. plan assets are as follows:

	2015	2014
Fixed income	40%	40%
U.S. equity	33%	33%
International equity	22%	22%
Real estate	5%	5%

Actual investment allocations may vary from our target investment allocations due to prevailing market conditions. We regularly review our actual investment allocations and periodically rebalance our investments to our target allocations.
The expected return on plan assets is based on our plan investment strategy and our expectations for long-term rates of return by asset class, taking into account volatility and correlation among asset classes and our historical experience. We also review current levels of interest rates and inflation to assess the reasonableness of the long-term rates. We evaluate our expected return assumptions annually to ensure that they are reasonable. To calculate the expected return on plan assets, our market-related value of assets for fixed income is the actual fair value. For all other asset categories, we use a method that recognizes investment gains or losses (the difference between the expected and actual return based on the market-related value of assets) over a five-year period. This has the effect of reducing year-to-year volatility.

Reconciliation of the Beginning and Ending Balances of Level 3 Plan Assets
The changes in Level 3 plan assets are as follows:

	Balance, Beginning 2013	Return on Assets Held at Year-End	Purchases and Sales, Net	Balance, End of 2013	Return on Assets Held at Year-End	Purchases and Sales, Net	Balance, End of 2014
Real estate commingled funds	$391	$56	$188	$635	$68	$18	$721
Contracts with insurance companies	62	(1)	(21)	40	2	—	42
Total	$453	$55	$167	$675	$70	$18	$763

Effects Of 1-Percentage-Point Change In The Assumed Health Care Trend Rate
Retiree Medical Cost Trend Rates
An average increase of 6% in the cost of covered retiree medical benefits is assumed for 2015. This average increase is then projected to decline gradually to 5% in 2025 and thereafter. These assumed health care cost trend rates have an impact on the retiree medical plan expense and liability, however the cap on our share of retiree medical costs limits the impact. A 1-percentage-point change in the assumed health care trend rate would have the following effects:

	1% Increase	1% Decrease
2014 service and interest cost components	$4	$(3)
2014 benefit liability	$46	$(40)

Savings Plan
Certain U.S. employees are eligible to participate in 401(k) savings plans, which are voluntary defined contribution plans. The plans are designed to help employees accumulate additional savings for retirement, and we make Company matching contributions for certain employees on a portion of eligible pay based on years of service.
As of February 2012, certain U.S. employees earning a benefit under one of our defined benefit pension plans were no longer eligible for Company matching contributions on their 401(k) contributions.
Certain U.S. salaried employees, who are not eligible to participate in a defined benefit pension plan, are also eligible to receive an employer contribution to the 401(k) savings plan based on age and years of service regardless of employee contribution.
In 2014, 2013 and 2012, our total Company contributions were $130 million, $122 million and $109 million, respectively.
For additional unaudited information on our pension and retiree medical plans and related accounting policies and assumptions, see “Our Critical Accounting Policies” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

Schedule of Net Benefit Costs [Table Text Block]
The components of benefit expense are as follows:

	Pension						Retiree Medical
	U.S.			International
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Components of benefit expense
Service cost	$393	$467	$407	$98	$111	$100	$36	$45	$50
Interest cost	580	527	534	131	118	115	58	54	65
Expected return on plan assets	(784)	(823)	(796)	(176)	(157)	(146)	(27)	(27)	(22)
Amortization of prior service cost/(credit)	21	18	17	—	1	1	(28)	(23)	(26)
Amortization of net loss/(gain)	175	289	259	53	66	53	(4)	1	—
	385	478	421	106	139	123	35	50	67
Settlement/curtailment loss/(gain)(a)	141	(4)	185	7	7	4	—	—	—
Special termination benefits	24	22	8	—	—	1	3	2	5
Total	$550	$496	$614	$113	$146	$128	$38	$52	$72

(a)
U.S. includes pension lump sum settlement charge of $141 million in 2014 and $195 million in 2012. These charges are reflected in items affecting comparability (see additional unaudited information in “Items Affecting Comparability” in Management’s Discussion and Analysis of Financial Condition and Results of Operations).